INVESTMENTS IN DEBT AND EQUITY SECURITIES (Narrative) (Details) $ in Thousands, shares in Millions, kr in Millions		1 Months Ended		12 Months Ended
	Oct. 20, 2020 USD ($) shares	Mar. 31, 2021 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Oct. 20, 2020 NOK (kr)	Sep. 30, 2020 USD ($) shares	Jun. 30, 2020 USD ($) shares
Debt Securities, Available-for-sale [Line Items]
Unrealized gain/(loss) recorded in other comprehensive income				$ 279	$ (9)
Repurchase of bonds				66,570	80,749	$ 97,248
Unrealized gain /(loss)*				(22,428)	$ 29,104
Shares received under debt restructuring agreement | shares	4.4
Cash compensation received under debt restructuring agreement	$ 1,100						kr 10
Solstad Offshore ASA
Debt Securities, Available-for-sale [Line Items]
Gain on the sale of shares				$ 2,600
Subsequent Event | Equity Securities
Debt Securities, Available-for-sale [Line Items]
Disposition of investment		$ 800
Frontline Forward Contract
Debt Securities, Available-for-sale [Line Items]
Investment owned (in shares) | shares			3.4		3.4
Debt Restructuring Agreement
Debt Securities, Available-for-sale [Line Items]
Shares received under debt restructuring agreement | shares				4.4
NorAm Drilling
Debt Securities, Available-for-sale [Line Items]
Unrealized gain/(loss) recorded in other comprehensive income				$ (0)	$ 100	200
Repurchase of bonds					600
Disposition of investment					300
Oro Negro 12%
Debt Securities, Available-for-sale [Line Items]
Unrealized gain/(loss) recorded in other comprehensive income				$ 100
Redemption price, percentage				12.00%
Oro Negro 7.5%
Debt Securities, Available-for-sale [Line Items]
Unrealized gain/(loss) recorded in other comprehensive income				$ 0	(200)	200
Redemption price, percentage				7.50%
Aggregate impairment charge				$ 600	2,200	0
NT Rig Holdco 12%
Debt Securities, Available-for-sale [Line Items]
Unrealized gain/(loss) recorded in other comprehensive income				$ 400
Redemption price, percentage				12.00%
Purchase of corporate bonds				$ 1,300
NT Rig Holdco 7.5%
Debt Securities, Available-for-sale [Line Items]
Unrealized gain/(loss) recorded in other comprehensive income				$ 0
Redemption price, percentage				7.50%
Aggregate impairment charge				$ 4,300
Corporate Bond Securities, Oro Negro, Super Senior Callable Liquidity Bonds
Debt Securities, Available-for-sale [Line Items]
Unrealized gain/(loss) recorded in other comprehensive income					100	0
Repurchase of bonds					$ 2,300
Redemption price, percentage					12.00%
Debt amount			$ 2,300		$ 2,300
Common stock - Frontline Ltd
Debt Securities, Available-for-sale [Line Items]
Debt amount			$ 36,800	$ 15,600	$ 36,800				$ 36,800
Investment owned (in shares) | shares			3.4	1.4	3.4				1.4
Number of shares sold (in shares) | shares				2.0	7.6
Disposals during the year				$ 21,100	$ 23,700
Gain/(Loss) on investments in debt and equity securities				2,300	$ 40,800
Forward contract to repurchase shares (shares) | shares					3.4
Forward contract shares, purchase price								$ 16,200	$ 16,100
Secured borrowings, liability recorded			$ 36,800	15,600	$ 36,800
Unrealized gain /(loss)*				$ (16,000)	$ 25,000	$ 10,300
Common stock - Frontline Ltd | Frontline Forward Contract
Debt Securities, Available-for-sale [Line Items]
Investment owned (in shares) | shares								1.4
Common stock - Frontline Ltd | Repurchase Agreements
Debt Securities, Available-for-sale [Line Items]
Remaining shares sold (in shares) | shares			3.4
Common stock - NorAm Drilling
Debt Securities, Available-for-sale [Line Items]
Investment owned (in shares) | shares			1.3	1.3	1.3	1.3
Unrealized gain /(loss)*				$ (2,500)	$ 400	$ 1,000
Foreign exchange gain (loss)				(300)	(0)	(200)
Common Stock, ADS
Debt Securities, Available-for-sale [Line Items]
Unrealized gain /(loss)*				(3,900)	3,700	(800)
Foreign exchange gain (loss)				$ (400)	$ 300	0
ADS Maritime Holding | Subsequent Event
Debt Securities, Available-for-sale [Line Items]
Final dividend distribution		$ 8,800
ADS Maritime Holding | Common Stock, ADS
Debt Securities, Available-for-sale [Line Items]
Investment owned (in shares) | shares			4.0	4.0	4.0
Payments to acquire businesses, gross						$ 10,000